Offerings	Aug. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,200,000
Proposed Maximum Offering Price per Unit	31.55
Maximum Aggregate Offering Price	$ 37,860,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,228.47
Offering Note

(1) Represents (a) an aggregate of 1,200,000 additional shares of common stock, par value $0.001 per share (the “Common Stock”), reserved for issuance under the Assembly Biosciences, Inc. Amended and Restated 2018 Stock Incentive Plan, as amended (the “2018 Plan”), and (b) 290,000 additional shares of Common Stock reserved for issuance under the Assembly Biosciences, Inc. Second Amended and Restated 2018 Employee Stock Purchase Plan, as amended (the "2018 ESPP"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also register an indeterminate number of shares that may become issuable under the 2018 Plan and the 2018 ESPP by reason of any stock dividend, stock split or similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock.

(2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price is calculated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based on the average of the high and low sale prices of the Registrant’s common stock as reported by The Nasdaq Global Select Market on August 17, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	290,000
Proposed Maximum Offering Price per Unit	31.55
Maximum Aggregate Offering Price	$ 9,149,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,263.55
Offering Note

(1) Represents (a) an aggregate of 1,200,000 additional shares of common stock, par value $0.001 per share (the “Common Stock”), reserved for issuance under the Assembly Biosciences, Inc. Amended and Restated 2018 Stock Incentive Plan, as amended (the “2018 Plan”), and (b) 290,000 additional shares of Common Stock reserved for issuance under the Assembly Biosciences, Inc. Second Amended and Restated 2018 Employee Stock Purchase Plan, as amended (the "2018 ESPP"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also register an indeterminate number of shares that may become issuable under the 2018 Plan and the 2018 ESPP by reason of any stock dividend, stock split or similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock.

(2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) of the Securities Act. The proposed maximum aggregate offering price is calculated pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based on the average of the high and low sale prices of the Registrant’s common stock as reported by The Nasdaq Global Select Market on August 17, 2026.